Financial Instruments - Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	$ 10,142.1
Ending balance	10,782.5	$ 10,142.1
Opening balance	7,317.8
Ending balance	7,743.2	7,317.8
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	103.9	109.4
Adding Shares	11.5
Reversal	0.0
Fair value adjustment	(1.5)	0.8
Exchange variation	(4.3)	(6.3)
Ending balance	109.6	103.9
Opening balance	31.0	17.1
Adding Shares	0.0
Reversal	(17.5)
Fair value adjustment	(0.8)	12.8
Exchange variation	2.4	1.1
Ending balance	$ 15.1	$ 31.0